Equity (Summary of RSUs activity) (Details)	3 Months Ended
Mar. 31, 2016 $ / shares shares
Number of RSUs
RSUs outstanding as of January 1, 2016 | shares	559,124
Forfeited | shares	(41,483)
Vested | shares	(11,358)
RSUs outstanding as of March 31, 2016 | shares	506,283
Weighted Average Grant Date Fair Value
RSUs outstanding as of January 1, 2016 | $ / shares	$ 81.35
Forfeited | $ / shares	81.33
Vested | $ / shares	98.88
RSUs outstanding as of March 31, 2016 | $ / shares	$ 80.96